Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit for the year	$ 79,770	$ 49,421	$ 235,467
Adjustments for:
Depreciation and amortization	22,354	20,322	21,342
Gain on disposal of subsidiary	0	0	(10,694)
Share-based compensation expenses	1,247	2,663	3,096
Loss (gains) on disposal of property, plant and equipment, net	4	(368)	0
Loss on re-measurement of the pre-existing relationships in a business combination	0	1,932	0
Changes in fair value of financial assets at fair value through profit or loss	(1,363)	(1,655)	(1,246)
Interest income	(9,907)	(8,746)	(4,813)
Finance costs	4,014	6,080	2,783
Income tax expense (benefit)	(2,435)	(5,028)	41,098
Share of losses of associates	831	598	743
Inventories write downs	13,551	21,540	22,211
Unrealized foreign currency exchange losses (gains)	(171)	624	(2,883)
Cash flows from operating activities before changes in operating capital	107,895	87,383	307,104
Changes in:
Accounts receivable (including related parties)	(40,738)	20,804	146,870
Inventories	45,011	132,090	(194,544)
Other receivable from related parties	56	5	(7)
Other current assets	3,941	(3,863)	10,099
Accounts payable (including related parties)	14,567	7,676	(124,870)
Other payable to related parties	(110)	(268)	927
Contract liabilities	45	(37,051)	1,283
Other current liabilities	(9,010)	1,246	1,831
Other non-current liabilities	(2,260)	(4,602)	3,972
Cash generated from operating activities	119,397	203,420	152,665
Interest received	9,732	8,567	4,525
Interest paid	(4,015)	(6,080)	(2,783)
Income tax paid	(9,138)	(53,066)	(71,499)
Net cash provided by operating activities	115,976	152,841	82,908
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(13,054)	(23,378)	(11,797)
Proceeds from disposal of property, plant and equipment	0	111	0
Acquisitions of intangible assets	(153)	(115)	(331)
Acquisitions of financial assets at amortized cost	(11,236)	(6,911)	(8,763)
Proceeds from disposal of financial assets at amortized cost	19,457	3,099	25,823
Acquisitions of financial assets at fair value through profit or loss	(76,003)	(82,628)	(108,374)
Proceeds from disposal of financial assets at fair value through profit or loss	70,389	75,539	110,283
Proceeds from disposal of a subsidiary	0	0	14,769
Acquisitions of financial assets at fair value through other comprehensive income	(17,164)	(1,379)	0
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	99	96
Acquisition of a subsidiary, net of cash acquired (paid)	(5,416)	433	0
Proceeds from capital reduction of investment	338	360	0
Acquisitions of equity method investments	(1,236)	0	(3,264)
Decrease (increase) in refundable deposits	33,562	(56,933)	(6,144)
Releases (pledges) of restricted deposit	0	0	2,700
Cash received in advance from disposal of land	0	2,821	0
Net cash provided by (used in) investing activities	(516)	(88,882)	14,998
Cash flows from financing activities:
Purchase of treasury shares	(832)	0	0
Prepayments for purchase of treasury shares	(2,168)	0	0
Payments of cash dividends	(50,670)	(83,720)	(217,873)
Payments of dividend equivalents	(233)	(148)	0
Proceeds from issuance of new shares by subsidiaries	71	916	487
Purchases of subsidiary shares from noncontrolling interests	(190)	(9)	(301)
Proceeds from short-term unsecured borrowings	0	47,226	0
Repayments of short-term unsecured borrowings	0	(47,226)	0
Proceeds from long-term unsecured borrowings	0	0	40,000
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(46,000)
Proceeds from short-term secured borrowings	1,780,300	1,383,300	1,212,700
Repayments of short-term secured borrowings	(1,729,600)	(1,299,600)	(994,800)
Pledge of restricted deposit	(50,700)	(83,700)	(217,900)
Payment of lease liabilities	(5,032)	(4,830)	(4,294)
Guarantee deposits received (refunded)	(23,163)	200	16,913
Net cash used in financing activities	(88,217)	(93,591)	(211,068)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(844)	(200)	(1,281)
Net increase (decrease) in cash and cash equivalents	26,399	(29,832)	(114,443)
Cash and cash equivalents at beginning of year	191,749	221,581	336,024
Cash and cash equivalents at end of year	$ 218,148	$ 191,749	$ 221,581